Shareholders Equity - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred shares issued	0
Change in the share capital balances related to the cancellation of the liability on exercise of stock options	6	1	2
Stock-based compensation transferred from additional paid-in capital	(203)	(30)	(34)
Additional Paid-in Capital
Stock-based compensation transferred from additional paid-in capital	70	11	8